2. Summary of Significant Accounting Policies (Details-Accumulated amortization) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Accumulated amortization, beginning balance	$ 20	$ 2
Additions	87	18
Accumulated amortization, ending balance	$ 107	$ 20